CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Temporary equity, shares outstanding		23,364,811
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	380,000,000	380,000,000
Common shares, shares issued		2,510,189
Common shares, shares outstanding		2,510,189
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares issued	25,875,000	25,875,000
Common shares, shares outstanding	25,875,000	25,875,000
Temporary equity, share price	$ 10.00	$ 10.00
Temporary equity, shares issued		23,364,811
Temporary equity, shares outstanding	23,203,068	23,364,811
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	380,000,000	380,000,000
Common shares, shares issued	2,671,932	2,510,189
Common shares, shares outstanding	2,671,932	2,510,189
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	6,468,750	6,468,750
Common shares, shares outstanding	6,468,750	6,468,750
Common stock subject to redemption
Temporary equity, shares outstanding		23,364,811